Financial Instruments (Fair value hedges) (Details) (Fair Value Hedges, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair value hedges
Change in Unrealized Gain (Loss) on Hedged Item in Fair Value Hedge	$ (77)	$ (79)
Interest Rate Contract
Fair value hedges
Gain (loss) on derivatives	3,898	(5,258)
Gain (loss) on hedged items	(3,973)	5,180
Foreign Exchange Contract
Fair value hedges
Gain (loss) on derivatives	(19)	(7)
Gain (loss) on hedged items	$ 17	$ 6